SHARE OPTION PLAN (Details) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share options [Roll Forward]
Exercised (in shares)	(100,000)
Other disclosures [Abstract]
Total intrinsic value of options exercised during the period		$ 2.3	$ 0	$ 0.2
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, term (in years)		5 years
Share options [Roll Forward]
Options outstanding at beginning of year (in shares)		830,500	617,000	770,000
Granted (in shares)		0	213,500	97,000
Exercised (in shares)		(260,000)	0	(26,334)
Forfeited (in shares)		(72,500)	0	(223,666)
Options outstanding at end of year (in shares)		498,000	830,500	617,000
Exercisable at end of year (in shares)		376,668	434,006	280,005
Weighted average exercise price [Abstract]
Options outstanding at beginning of year (in dollars per share)		$ 11.25	$ 10.14	$ 14.84
Granted (in dollars per share)		$ 0.00	$ 20.13	$ 18.19
Exercised (in dollars per share)		$ 7.17	$ 0.00	$ 10.38
Forfeited (in dollars per share)		$ 18.05	$ 0.00	$ 26.69
Options outstanding at end of year (in dollars per share)		$ 10.27	$ 11.25	$ 10.14
Exercisable at end of year (in dollars per share)		$ 8.29	$ 7.94	$ 8.87
Other disclosures [Abstract]
Granted (in shares)		0	213,500	97,000
Intrinsic value of options fully vested but not exercised		3.2
Options fully vested but not exercised, average remaining term (in years)		1 year 10 months 24 days
Unrecognized compensation costs related to non-vested options granted		$ 0.3	$ 1.3
Unrecognized compensation costs related to non-vested options granted, average period for cost recognition (in years)		1 year
New Options Granted During The Year [Member]
Weighted average assumptions used to calculate fair value of options [Abstract]
Risk free interest rate (in hundredths)		0.00%	1.13%	1.32%
Expected volatility (in hundredths)		0.00%	65.60%	65.60%
Expected dividend yield (in hundredths)		0.00%	0.00%	0.00%
Expected life of options (in years)		0 years	3 years 6 months	3 years 6 months
Other disclosures [Abstract]
Weighted average grant-date/modification-date fair value of options granted/modified during the period (in dollars per share)			$ 9.5	$ 8.37
Minimum [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option vesting period, minimum (in years)		1 year
Maximum [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option vesting period, minimum (in years)		3 years